Taxation - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 11, 2019	Mar. 31, 2020	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Line Items]
Effective tax rate		15.10%	13.70%	0.00%	0.00%	0.00%
Combined federal and state statutory effective tax rate		24.00%	24.00%
Deferred tax asset and offsetting deferred tax liability	$ 5,800,000
Valuation allowance recognized, percentage	100.00%
Change to valuation allowance		$ 0	$ 40,000
Uncertain tax positions		0	0
Percentage of tax benefits payable under Tax Receivable Agreement	100.00%
Liability related to projected obligations under Tax Receivable Agreement		67,700,000	67,200,000
Income tax benefit		1,115,592	$ 4,990,989
Deferred tax assets recognized		$ 1,100,000
Minimum
Taxation [Line Items]
State net operating loss carryforwards expiration year			2031
Maximum
Taxation [Line Items]
State net operating loss carryforwards expiration year			2035
Federal
Taxation [Line Items]
Net operating loss carryforwards			$ 3,700,000
State
Taxation [Line Items]
Net operating loss carryforwards			500,000
Foreign
Taxation [Line Items]
Net operating loss carryforwards			$ 100,000